NOTE 2- Significant accounting policies: s. Property, plant and equipment: Schedule of Depreciation (Details)	12 Months Ended
Dec. 31, 2024
Computer Equipment
Depreciation method, property, plant and equipment	33%
Office Equipment
Depreciation method, property, plant and equipment	7% - 33%
Leaseholds and Leasehold Improvements
Depreciation method, property, plant and equipment	10% - 30%
Technology Equipment
Depreciation method, property, plant and equipment	10% - 15%
Manufacturing Facility
Depreciation method, property, plant and equipment	7% - 33%